EXHIBIT 99.1

John Deere Owner Trust 2015-B
Statement to Noteholders

$228,000,000 Class A-1 0.40000% Asset Backed Notes due September 15, 2016
$245,000,000 Class A-2 0.98% Asset Backed Notes due June 15, 2018
$203,000,000 Class A-3 1.44% Asset Backed Notes due October 15, 2019
$75,000,000 Class A-4 1.78% Asset Backed Notes due June 15, 2022
$19,260,178 Asset Backed Certificates

Payment Date:				15-Mar-16

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$75,779,862.25
		(ii)	A-1 Note Pool Factor:	0.3323678

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$245,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$203,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$75,000,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$23,787,275.11
		per $1,000 original principal amount:		$104.33

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$23,787,275.11

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$23,575.96
			per $1,000 original principal amount:	$0.10

		(ii)	Class A-2 Notes:	$200,083.33
			per $1,000 original principal amount:	$0.82

		(iii)	Class A-3 Notes:	$243,600.00
			per $1,000 original principal amount:	$1.20

		(iv)	Class A-4 Notes:	$111,250.00
			per $1,000 original principal amount:	$1.48

		(v)	Total:	$578,509.29

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$627,488,886.70
		(ii)	at end of related Collection Period:	$602,927,481.94

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$618,040,040.57
		(ii)	at end of related Collection Period:	$594,252,765.46

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$0.00
		(ii)	at end of related Collection Period:	$0.00

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$51,992,587.14
		(ii)	A-1 Note Pool Factor:	0.2280377

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$245,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$203,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$75,000,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$19,260,178.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	(a)	Amount of Servicing Fee:		$522,907.41
		per $1,000 original principal amount of Notes and Certificate:		$0.67
	(b)	Amount of Servicing Fee earned:		$522,907.41
	(c)	Amount of Servicing Fee paid:		$522,907.41
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$7,702,602.00
	(ii)	Specified Reserve Account Balance:		$7,702,602.00

(9)	(a)	Payoff Amount 30-59 days past due as of the end of the period:[2]		$5,559,339.24
		(i)	Number of Receivables 30-59 days past due as of the end of the period:	103
		(ii)	Payoff Amount 30-59 days past due as a percent of ending Pool Balance:[2]	0.92%
	(b)	Payoff Amount 60-89 days past due as of the end of the period:[2]		$3,520,613.40
		(i)	Number of Receivables 60-89 days past due as of the end of the period:	55
		(ii)	Payoff Amount 60-89 days past due as a percent of ending Pool Balance:[2]	0.58%
	(c)	Payoff Amount 90-119 days past due as of the end of the period:[2]		$1,188,443.46
		(i)	Number of Receivables 90-119 days past due as of the end of the period:	18
		(ii)	Payoff Amount 90-119 days past due as a percent of ending Pool Balance:[2]	0.20%
	(d)	Payoff Amount 120-149 days past due as of the end of the period:[2]		$1,433,157.57
		(i)	Number of Receivables 120-149 days past due as of the end of the period:	14
		(ii)	Payoff Amount 120-149 days past due as a percent of ending Pool Balance:[2]	0.24%
	(e)	Payoff Amount 150-179 days past due as of the end of the period:[2]		$635,686.15
		(i)	Number of Receivables 150-179 days past due as of the end of the period:	6
		(ii)	Payoff Amount 150-179 days past due as a percent of ending Pool Balance:[2]	0.11%
	(f)	Payoff Amount 180 or more days past due as of the end of the period:[2]		$603,611.43
		(i)	Number of Receivables 180 or more days past due as of the end of the period:	6
		(ii)	Payoff Amount 180 or more days past due as a percent of ending Pool Balance:[2]	0.10%
	(g)	Total Payoff Amount 30 or more days past due as of the end of the period:[2]		$12,940,851.25
		(i)	Number of Receivables 30 or more days past due as of the end of the period:	202
		(ii)	Payoff Amount 30 or more days past due as a percent of ending Pool Balance:[2]	2.15%

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$7,381,512.01
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.22%

(11)	(a)	Current Period Loss Information:
		(i)	Realized losses to the Trust as of liquidation date (Gross Losses):	$0.00
		(ii)	Change in accrued loss on Receivables 180 or more days past due and unliquidated repossessed inventory[1]:	$139,364.61
		(iii)	Proceeds to the Trust after liquidation of Receivables (Recoveries):	$0.00
		(iv)	Aggregate amount of Net Losses (i+ii+iii)[1]:	$139,364.61
		(v)	Change in amount (Pay-off Amount) of Receivables 180 or more days past due[1]:	$142,040.36
		(vi)	Change in amount (Principal Balance) of Receivables with repossessed liquidated and unliquidated equipment:	$246,299.67
		(vii)	Change in number of Receivables with Recoveries:	0
		(viii)	Change in number of Receivables with Net Losses[1]:	4
		(ix)	Aggregate Net Loss as a percent of Initial Pool Balance[1]:	0.02%
		(x)	Aggregate Net Loss as a percent of average Pool Balance[1]:	0.02%
		(xi)	Change in Cumulative Average Net Loss amount for the period[1]:	$5,107.17
	(b)	Cumulative Loss Information:
		(i)	Realized losses to the Trust as of liquidation date (Gross Losses):	$9,216.37
		(ii)	Accrued loss on Receivables 180 or more days past due and unliquidated repossessed inventory:	$300,912.13
		(iii)	Proceeds to the Trust after liquidation of Receivables (Recoveries):	$0.00
		(iv)	Aggregate amount of Net Losses (i+ii+iii):	$310,128.50
		(v)	Amount (Pay-off Amount) of Receivables 180 or more days past due:	$603,611.43
		(vi)	Amount (Principal Balance) of Receivables with repossessed liquidated and unliquidated equipment:	$559,538.97
		(vii)	Number of Receivables with Recoveries:	0
		(viii)	Number of Receivables with Net Losses:	17
		(ix)	Aggregate Net Loss as a percent of Initial Pool Balance:	0.04%
		(x)	Aggregate Net Loss as a percent of average Pool Balance:	0.04%
		(xi)	Average Net Loss amount (iv/viii):	$18,242.85

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,860,954.21
		(ii)	% of Pool Balance:	0.30%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

[1] Activity for the current period could result in a negative value as a result of receivables 180 or more days past due becoming current, unliquidated repossessed equipment being liquidated and activity for those receivables being moved to the realized loss line item (11(a)(i)), and/or loss estimates for receivables 180 days or more past due and/or repossessed equipment that has not been liquidated changing as compared to estimates for prior periods.

[2] On statements for previous reporting periods the dollar amount disclosed in our reporting on past due receivables was the scheduled payments past due.  Beginning with the current March settlement reporting period and continuing with all future reporting periods the dollar amount disclosed in our reporting on past due receivables is the payoff amount of the receivable.  This change was made in order to be consistent with our reporting under other requirements of Regulation AB.